Share Based Compensation	6 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Share-based Compensation
11.	Share-based Compensation

2024 Equity Incentive Plan

Effective on August 6, 2024, the board of directors of the Company approved the 2024 Equity Incentive Plan (“the Plan”), under which certain eligible independent contractors and external consultants (the “Participants”), or a total of four Participants, were granted 166,000 restricted ordinary shares for their services provided to the Group.

On October 1, 2024 and November 1, 2024, 60,000 and 60,000 restricted shares were granted to two external consultants, respectively, among which 20,000 shall vest upon each anniversary of the service inception date during the three-year service period.

On October 21, 2024, 26,000 restricted shares were granted to one external consultant, of which, 6,500 vested on December 21, 2024, 6,500 vested on January 21, 2025, and 13,000 shall vest on October 21, 2025.

On November 28, 2024, 20,000 restricted shares were granted to an independent contractor, which shall vest upon the achievement of the agreed-upon performance goal as set out in the Independent Contractor Agreement by and between Helport and the independent contractor.

If Participants terminate their services during the vesting period, they will automatically forfeit the restricted shares that are not vested as of the date of termination of the services.

The estimated fair value of restricted shares granted under 2024 Equity Incentive Plan were the closing prices prevailing on each grant date.

A summary of activities of the restricted shares for the six months ended December 31, 2024 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of June 30, 2024	-	-
Granted	166,000	$5.53
Vested	(26,500)	$5.65
Unvested as of December 31, 2024	139,500	$5.51

Share-based compensation expenses of US$223,933 were recognized for the restricted shares during the six months ended December 31, 2024. As of December 31, 2024, there was unrecognized share-based compensation expenses of US$694,267 in relation to the restricted shares, which is expected to be recognized over a weighted average period of 2.51 years.

The allocation of total share-based compensation expenses is set forth as follows:

	For the six months ended December 31,
	2024	2023
Sales and marketing expenses	$121,800	$-
General and administrative expenses	102,133	-
Total	$223,933	$-